UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 10th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1232

Signature, Place, and Date of Signing:

/s/ John Grizzetti                       New York, New York   November 14, 2003
------------------------------------  ----------------------  -----------------
 By Ambari Prakash with Express         [City, State]            [Date]
     Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



--------
* Omits Holdings for which confidential treatment is requested.


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                              -----------------

Form 13F Information Table Entry Total:              30
                                              -----------------

Form 13F Information Table Value Total:           $237,820
                                              -----------------
                                                 (thousands)

Information for which Mason Capital Management, LLC has requested confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
         --------             --------       --------    --------   -------------------    --------    --------       --------
                                                          VALUE     SHRS OR  SH/PR  PUT/  INVESTMENT   [OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT    N    CALL  DISCRETION   MANAGERS]  SOLE  SHARED NONE
      --------------       --------------     -----      --------   -------    -    ----  ----------   ---------  ----  -----------
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP OF NEW
ENGLAND INC                 COMMON STOCK    01852Q109         53        1,600                  SOLE                X
----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC CMN        COMMON STOCK    02209S103     21,024      480,000                  SOLE                X
----------------------------------------------------------------------------------------------------------------------------------
AMC ENTERTAINMENT INC       COMMON STOCK    001669100      1,359      101,400                  SOLE                X
----------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SERVICES      COMMON STOCK    00209A106      9,564    1,169,200                  SOLE                X
----------------------------------------------------------------------------------------------------------------------------------
CARMIKE CINEMAS INC         COMMON STOCK    143436400      3,633      138,084                  SOLE                X
----------------------------------------------------------------------------------------------------------------------------------
CONSECO, INC.               COMMON STOCK    208464883     29,260    1,620,137                  SOLE                X
----------------------------------------------------------------------------------------------------------------------------------
DOBSON COMMUNICATIONS CORP  COMMON STOCK    256069105      1,878      231,300                  SOLE                X
----------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP            COMMON STOCK    337932107     12,760      400,000                  SOLE                X
----------------------------------------------------------------------------------------------------------------------------------
JO-ANN STORES INC CL-B      COMMON STOCK    47758P208     10,946      448,600                  SOLE                X
----------------------------------------------------------------- ------------ -------- ------------------ ----- ---------- ------
KNIGHTSBRIDGE TANKERS, LTD. COMMON STOCK    G5299G106      7,403      809,100                  SOLE                X
----------------------------------------------------------------- ------------ -------- -------------- ---------------- ----------
LEGATO SYSTEMS INC          COMMON STOCK    524651106      6,478      573,300                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
LIBERTY MEDIA CORP NEW      COMMON STOCK    530718105     24,925    2,500,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------


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----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
LOEWS CORPORATION
CAROLINA GROUP              COMMON STOCK    540424207      4,605      200,200                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
MEDCOHEALTH SOLUTIONS,
INC.                        COMMON STOCK    58405U102     15,558      600,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
MI DEVELOPMENTS INC         COMMON STOCK    55304X104     35,185    1,550,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
NETRATINGS INC              COMMON STOCK    64116M108      4,399      471,200                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
NEWMONT MNG CORP HLDNG CO   COMMON STOCK    651639106     13,682      350,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
OVERTURE SVCS INC           COMMON STOCK    69039R100      5,266      200,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
P G & E CORPORATION         COMMON STOCK    69331C108      8,963      375,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ------------- ---------------- ----------
PRICE COMMUNICATIONS CORP   COMMON STOCK    741437305      9,238      845,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
SCHERING-PLOUGH CORP        COMMON STOCK    806605101      2,438      160,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
UNUMPROVIDENT CORPORATION   COMMON STOCK    91529Y106      1,477      100,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
WESTERN WIRELESS
CORP.CLASS A                COMMON STOCK    95988E204      5,041      270,000                  SOLE                X
----------------------------------------------------------------- ------------ -------- ----------------- ----- ---------- -------
CALL/JHF(JHFJG)
@ 35 EXP10/18/2003             OPTION       41014S9JG         18          400         CALL     SOLE                X
----------------------------------------------------------------- ------------ -------------- ----------- ----- ---------- -------
CALL/LYO(LYOJC)
@ 15 EXP10/18/2003             OPTION       5520789JC         38        5,000         CALL     SOLE                X
----------------------------------------------------------------- ------------ -------------- ----------- ----- ---------- -------
CALL/MIM(MIMEF)
@ 30 EXP05/22/2004             OPTION       55304X9EF          9          150         CALL     SOLE                X
----------------------------------------------------------------- ------------ -------------- ----------- ----- ---------- -------
CALL/MO(MOAJ)
@50EXP01/17/2003               OPTION       02209S9AJ      1,150       20,000         CALL     SOLE                X
----------------------------------------------------------------- ------------ -------------- ----------- ----- ---------- -------
CALL/MO(MOLJ)
@ 50 EXP12/20/2003             OPTION       02209S9LJ        375       10,000         CALL     SOLE                X
----------------------------------------------------------------- ------------ -------------- ----------- ----- ---------- -------


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


----------------------------------------------------------------- ------------ -------------- ----------- ----- ---------- -------
CALL/PIXR(PQJAP)
@ 80 EXP01/17/2004             OPTION       7258119AP        772        4,900         CALL     SOLE                X
----------------------------------------------------------------- ------------ -------------- ----------- ----- ---------- -------
PUT/FNM(FNMMI)
@45EXP01/17/2004               OPTION       3135869MI        326       13,050         PUT      SOLE                X
----------------------------------------------------------------- ------------ -------------- ----------- ----- ---------- -------


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